DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Sep. 30, 2020 USD ($)
Fair value of derivative instrument	$ 6,582,252
Auctus Convertible Promissory Note
Fair value of derivative instrument	5,382,241
EMA Financial Convertible Promissory Note
Fair value of derivative instrument	1,158,820
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument	$ 41,191